UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     July 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Formerly                   Curran Investment Management

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $120,512 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8558   159805 SH       SOLE                   158530        0     1275
ADOBE SYS INC                  COM              00724F101     1940    48315 SH       SOLE                    48095        0      220
ALCON INC                      COM SHS          H01301102      695     5150 SH       SOLE                        0        0     5150
AMERICAN EXPRESS CO            COM              025816109     2160    35300 SH       SOLE                        0        0    35300
AUTOMATIC DATA PROCESSING IN   COM              053015103      323     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     1868    25070 SH       SOLE                    24805        0      265
BED BATH & BEYOND INC          COM              075896100     6150   170881 SH       SOLE                   169586        0     1295
CAPITAL ONE FINL CORP          COM              14040H105      886    11300 SH       SOLE                    11115        0      185
CISCO SYS INC                  COM              17275R102    10712   384643 SH       SOLE                   350603        0    34040
CITIGROUP INC                  COM              172967101      711    13870 SH       SOLE                     1625        0    12245
DANAHER CORP DEL               COM              235851102     2437    32275 SH       SOLE                    31980        0      295
DELL INC                       COM              24702R101     1504    52673 SH       SOLE                    52258        0      415
EXXON MOBIL CORP               COM              30231G102      974    11616 SH       SOLE                        0        0    11616
GENERAL DYNAMICS CORP          COM              369550108      458     5855 SH       SOLE                     3175        0     2680
GENERAL ELECTRIC CO            COM              369604103     1131    29550 SH       SOLE                        0        0    29550
GILEAD SCIENCES INC            COM              375558103      297     7650 SH       SOLE                        0        0     7650
HARLEY DAVIDSON INC            COM              412822108     2236    37519 SH       SOLE                    36869        0      650
ISHARES TR                     DJ US INDUSTRL   464287754      286     3890 SH       SOLE                     3890        0        0
JOHNSON & JOHNSON              COM              478160104     7332   118980 SH       SOLE                   118000        0      980
MCGRAW HILL COS INC            COM              580645109     3716    54590 SH       SOLE                    43945        0    10645
MOODYS CORP                    COM              615369105     6781   109015 SH       SOLE                   108170        0      845
MORGAN STANLEY                 COM NEW          617446448      381     4540 SH       SOLE                        0        0     4540
NOKIA CORP                     SPONSORED ADR    654902204     6500   231248 SH       SOLE                   196893        0    34355
NOVO-NORDISK A S               ADR              670100205     1060     9760 SH       SOLE                     9660        0      100
ORACLE CORP                    COM              68389X105     3937   199725 SH       SOLE                   196835        0     2890
PAYCHEX INC                    COM              704326107     7056   180380 SH       SOLE                   162895        0    17485
PEPSICO INC                    COM              713448108     9343   144068 SH       SOLE                   134478        0     9590
PFIZER INC                     COM              717081103      556    21745 SH       SOLE                     3175        0    18570
PROCTER & GAMBLE CO            COM              742718109      726    11867 SH       SOLE                     1325        0    10542
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     4386    85880 SH       SOLE                    79880        0     6000
SEI INVESTMENTS CO             COM              784117103     1483    51060 SH       SOLE                    50610        0      450
STAPLES INC                    COM              855030102     1372    57810 SH       SOLE                    57810        0        0
STRYKER CORP                   COM              863667101     2834    44925 SH       SOLE                    44510        0      415
WALGREEN CO                    COM              931422109     2545    58450 SH       SOLE                    44275        0    14175
WELLS FARGO & CO NEW           COM              949746101     8182   232643 SH       SOLE                   226248        0     6395
WRIGLEY WM JR CO               COM              982526105     7709   139373 SH       SOLE                   138167        0     1206
ZIMMER HLDGS INC               COM              98956P102     1287    15155 SH       SOLE                      155        0    15000